Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
28. COMMITMENTS AND CONTINGENCIES
Commitments
As at December 31, 2025, contractual commitments (excluding
pensions and other post-retirement
obligations, long-term debt and asset retirement obligations) for each of the next five years and in
aggregate thereafter consisted of the following:
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Purchased power
(1)
$
413 $
422 $
411 $
459 $
451 $
5,941 $
8,097
Transportation
(2) (3)
780
588
478
413
370
2,954
5,583
Fuel, gas supply and storage
(4)
674
239
159
156
38
59
1,325
Capital projects
288
68
32
6
1 -
395
Other
144
69
53
49
42
294
651
$
2,299 $
1,386 $
1,133 $
1,083 $
902 $
9,248 $
16,051
As detailed below, contractual obligations at December 31, 2025 includes those related to NMGC. On completion of
the sale of
NMGC, all remaining future contractual obligations will
be transferred to the buyer. For further details on the pending transaction, refer
to note 4.
(1) Annual requirement to purchase electricity production
from IPPs or other utilities over varying contract lengths.
(2) Includes $ 61
million related to NMGC (2026: $
23
million, 2027: $
15
million, 2028: $
12
million, 2029: $
3
million, 2030: $
3
million,
thereafter: $ 5
million).
(3) Purchasing commitments for transportation of
fuel and transportation capacity on various pipelines.
Includes a commitment of
$ 121
million related to a gas transportation contract between
PGS and SeaCoast through 2040.
(4) Includes $ 101
million related to NMGC (2026: $
86
million, 2027: $
12
million, 2028: $
3
million).
NSPI has a contractual obligation to pay NSPML for use of the
Maritime Link over approximately
38 years
from its January 15, 2018 in-service date. On December
23, 2025, NSPML received an interim order from
the NSEB to collect up to $ 199
million from NSPI for the recovery of costs associated with
the Maritime
Link in 2026, subject to a monthly holdback of up to $ 4
million. The timing and amounts payable to
NSPML for the remainder of the 38 -year commitment period are subject to NSEB approval.
Emera has committed to obtain certain transmission rights
in New Brunswick during summer periods
(April through October, inclusive)
for NLH’s use, if requested, effective
August 15, 2021 and continuing for
50
years. As transmission rights are contracted, the obligations are included within “Other” in the above
table.
Legal Proceedings
Superfund and Former Manufactured Gas Plant Sites
Previously, TEC had
been a potentially responsible party (“PRP”) for certain superfund sites through its
Tampa
Electric and former PGS divisions, as well as for certain
former manufactured gas plant sites
through its PGS division. As a result of the separation of the PGS division into a separate legal entity,
Peoples Gas System, Inc. is also now a PRP for those sites (in addition to third party PRPs for certain
sites).
While the aggregate joint and several liability associated with these sites has not changed as a
result of the PGS legal separation, the sites continue to present the potential for significant response
costs. As at December 31, 2025, the aggregate financial
liability of the Florida utilities is estimated to be
$ 15
million ($
11
million USD), primarily at PGS. This estimate assumes
that other involved PRPs are
credit-worthy entities. This amount has been accrued and
is primarily reflected in the long-term liability
section under “Other long-term liabilities” on the Consolidated
Balance Sheets. The environmental
remediation costs associated with these sites are expected
to be paid over many years.
The estimated amounts represent only the portion of the cleanup costs attributable to the Florida utilities.
The estimates to perform the work are based on the Florida
utilities’ experience with similar work,
adjusted for site-specific conditions and agreements with
the respective governmental agencies. The
estimates are made in current dollars, are not discounted
and do not assume any insurance recoveries.
In instances where other PRPs are involved, most of those
PRPs are believed to be currently credit-
worthy and are likely to continue to be credit-worthy for
the duration of the remediation work. However,
in
those instances that they are not, the Florida utilities could be liable for more than their actual percentage
of the remediation costs. Other factors that could impact
these estimates include additional testing and
investigation which could expand the scope of the cleanup activities, additional liability that might arise
from the cleanup activities themselves or changes in
laws or regulations that could require additional
remediation. Under current regulations, these costs are recoverable through customer rates established
in base rate proceedings.
Other Legal Proceedings
Emera and its subsidiaries may,
from time to time, be involved in other legal proceedings,
claims and
litigation that arise in the ordinary course of business
which the Company believes would not reasonably
be expected to have a material adverse effect on the
financial condition of the Company.
Principal Financial Risks and Uncertainties
Emera believes the following principal financial risks could have a material adverse effect on Emera or its
subsidiaries, or their business operations, liquidity or access to or cost of capital, financial position,
prospects, reputation, and/or results of operations (herein considered a “Material Adverse Effect”). Risks
associated with derivative instruments and FV measurements
are discussed in note 16 and note 17.
Sound risk management is an essential discipline for running the business efficiently and pursuing the
Company’s strategy successfully.
Emera has an enterprise-wide risk management process,
overseen by
its Enterprise Risk Management Committee (“ERMC”)
and monitored by the Board of Directors, to ensure
risks are appropriately identified, assessed, monitored
and subject to appropriate controls. The Board of
Directors has a Safety and Risk Committee (“SRC”) to
assist in carrying out its risk and sustainability
oversight responsibilities. The SRC’s mandate includes
oversight of the Company’s Enterprise Risk
Management framework, including the identification, assessment, monitoring and management of
enterprise risks.
Regulatory and Political Risk
The Company’s rate-regulated utilities and certain
investments are subject to complex legislative and
regulatory frameworks that cover material aspects of their
businesses. These frameworks influence key
factors such as rates and cost structures, revenue requirements, allowed ROEs, capital structures, rate
base and capital investments, and the recovery of purchased
electricity and fuel costs and other costs.
Regulators also review the prudency of costs and make other
decisions that can impact customer rates
and the reliability of service. Emera’s rate-regulated
utilities must obtain regulatory approvals for material
aspects of their businesses, including changing or adding
rates and/or riders. Such approvals often
require public hearing proceedings involving numerous
stakeholders, and there is no assurance in the
outcomes or impact of any regulatory process or decision.
If Emera’s rate-regulated utilities are unable
to recover a material amount of costs in a timely manner,
are
unable to earn a return on invested capital, are disallowed
the recovery of certain costs, are subject to
regulatory penalties, are not permitted to make certain
capital investments, or are not permitted to invest
in or divest certain utility assets, it could result in a Material
Adverse Effect, including valuation
impairments. Regulatory lag, the time between the incurrence of costs and the granting of the rates to
recover those costs by regulators, may also result in a Material
Adverse Effect.
Aspects of the acquisition, ownership, operations, siting, planning, construction, and decommissioning of
electric generation, storage, transmission and distribution facilities and natural gas transportation and
distribution systems are also subject to regulatory processes and approvals of regulators, government
departments and agencies, and other third parties. The failure to obtain, maintain, and renew such
approvals or significant changes in the terms and conditions thereof could have a Material Adverse Effect.
The regulatory framework, process and regulatory decisions
may also be adversely affected by changes
in government, shifts in government or public policy,
legislative changes, regulatory decisions, geopolitical
changes, changes in the economic environment, or other
factors. Government interference in the
regulatory process or regulatory decisions can undermine regulatory stability, predictability,
and
independence. Any such changes could have a Material
Adverse Effect.
Foreign Exchange Risk
The Company is exposed to foreign currency exchange rate changes.
Emera operates internationally,
with a significant amount of the Company’s net
income earned outside of Canada. As such, Emera is
exposed to movements in exchange rates between the
CAD and, particularly,
the USD, which could
positively or adversely affect results.
Emera manages currency risks through matching US denominated debt to finance its US operations and
may use foreign currency derivative instruments to hedge specific transactions and earnings exposure.
The Company may enter FX forward and swap contracts
to limit exposure on certain foreign currency
transactions such as fuel purchases, revenue streams
and capital expenditures, and on net income
earned outside of Canada. The regulatory framework for
the Company’s rate-regulated utilities permits
the recovery of prudently incurred costs, including FX.
The Company does not utilize derivative financial instruments for foreign currency trading or speculative
purposes or to hedge the value of its investments in foreign subsidiaries.
Exchange gains and losses on
net investments in foreign subsidiaries do not impact net income as they are reported in AOCI.
Liquidity and Capital Markets Risk
Liquidity risk relates to Emera’s ability to ensure sufficient funds are available to meet its financial
obligations. Emera’s access to capital and cost of
borrowing is subject to several risk factors, including
financial market conditions, market disruptions and ratings assigned by various market analysts, including
credit rating agencies. Disruptions in capital markets could prevent Emera from issuing new securities or
cause the Company to issue securities with less than preferred terms and conditions. Emera’s growth
plan requires significant capital investments and the risk
associated with changes in interest rates could
have an adverse effect on the cost of financing. The Company’s future access to capital and cost of
borrowing may be impacted by various market disruptions.
The inability to access cost-effective capital
could have a Material Adverse Effect on Emera’s
ability to fund its growth plan.
Emera is subject to financial risk associated with changes
in its credit ratings. There are a number of
factors that rating agencies evaluate to determine credit
ratings, including the Company’s business,
its
regulatory framework and legislative environment, political
interference in the regulatory process, the
ability to recover costs and earn returns, diversification,
leverage, liquidity and increased exposure to
impacts related to changes in climate, including increased frequency and severity of hurricanes and other
severe weather events. A decrease in a credit rating could
result in higher interest rates in future
financings, increased borrowing costs under certain existing credit facilities, limit access to the
commercial paper market, or limit the availability of adequate credit support for subsidiary operations. For
certain derivative instruments, if the credit ratings of the Company were reduced below investment grade,
the full value of the net liability of these positions could be required to be posted as collateral.
The Company has exposure to its own common share
price through the issuance of various forms of
stock-based compensation, which affect earnings
through revaluation of the outstanding units every
period. The Company uses equity derivatives to reduce
the earnings volatility derived from stock-based
compensation.
General Economic Risk
The Company has exposure to the macro-economic conditions
in North America and in other geographic
regions in which Emera operates. Like most utilities, economic factors such as consumer income,
employment and housing affect demand for electricity
and natural gas and, in turn, the Company’s
financial results. Adverse changes in general economic
conditions and inflation may impact the ability of
customers to afford rate increases arising from
increases to fuel, operating, capital, environmental
compliance, and other costs which could result in a Material
Adverse Effect. This may also result in higher
credit and counterparty risk, adverse shifts in government policy and legislation, and/or increased risk to
full and timely recovery of costs and regulatory assets.
Interest Rate Risk:
Emera utilizes a combination of fixed and floating rate
debt financing for operations and capital
expenditures, resulting in an exposure to interest rate risk.
For Emera’s rate-regulated utilities, the cost of
debt is a component of rates and prudently incurred debt
costs are recovered from customers. Regulatory ROE
will generally follow the direction of interest rates,
such that regulatory ROEs are likely to fall in times of reducing interest rates and rise in times of
increasing interest rates, albeit not directly and generally with a lag period reflecting the regulatory
process. Rising interest rates may also negatively affect
the economic viability of project development
and acquisition initiatives.
Interest rates could also be impacted by changes in credit
ratings. For more information, refer to “Liquidity
and Capital Markets Risk”.
As with most other utilities and other similar yield-returning investments, Emera’s share price may be
affected by changes in interest rates and could underperform the market in an environment of rising
interest rates.
Inflation Risk:
The Company may be exposed to changes in inflation that
may result in increased operating and
maintenance costs, capital investment, and fuel costs
compared to the revenues provided by customer
rates.
Commodity Price Risk
The Company’s utility fuel supply and purchase
of other commodities is subject to commodity price risk.
In addition, Emera Energy is subject to commodity price risk through its portfolio of commodity contracts
and arrangements.
Regulated Utilities:
The Company’s utility fuel supply is exposed to
broader global market conditions, which may include
impacts on delivery reliability and price, despite contracted terms.
Supply and demand dynamics in fuel
markets can be affected by a wide range of factors
which are difficult to predict and may change rapidly,
including but not limited to, currency fluctuations, changes in global economic conditions, natural
disasters, transportation or production disruptions, and
geo-political risks, such as political instability,
conflicts, changes to international trade agreements, tariffs, trade sanctions or embargos.
Prolonged and substantial increases in fuel prices could result in decreased rate affordability,
increased
risk of recovery of costs or regulatory assets, and/or negative impacts on customer consumption patterns
and sales, any of which could result in a Material Adverse
Effect.
Emera Energy Marketing and Trading:
The majority of Emera Energy’s portfolio of electricity
and gas marketing and trading contracts and, in
particular, its natural gas asset
management arrangements, are contracted on a back
-to-back basis,
avoiding any material long or short commodity positions.
However, the portfolio is
subject to commodity
price risk, particularly with respect to basis point differentials between relevant markets in the event of an
operational issue, imposition of tariffs or counterparty
default. Changes in commodity prices can also
result in increased collateral requirements associated with
physical contracts and financial hedges,
resulting in higher liquidity requirements and increased costs to the business.
Income Tax Risk
The computation of the Company’s provision for
income taxes is impacted by changes in tax legislation in
Canada, the US and the Caribbean and any such changes
could have a Material Adverse Effect. The
value of Emera’s existing deferred income tax
assets and liabilities are determined by existing tax laws
and could be negatively impacted by changes in laws.
Guarantees and Letters of Credit
Emera has guarantees and letters of credit on behalf of third parties outstanding. The following significant
guarantees and letters of credit were not included within
the Consolidated Balance Sheets as at
December 31, 2025:
Emera, on behalf of Brunswick Pipeline, issued a standby
letter of credit for $
22
million to secure
obligations under a non-revolving loan agreement. This
standby letter of credit has a one-year term,
expiring on March 31, 2026, and will be renewed annually,
as required.
TECO Holdings Inc. (“TECO Holdings”), issued a guarantee
in connection with SeaCoast’s performance
of obligations under a gas transportation precedent agreement.
The guarantee is for a maximum potential
amount of $ 45
million USD if SeaCoast fails to pay or perform under the
contract. The guarantee expires
five years after the gas transportation precedent agreement
termination date, which was terminated on
January 1, 2022. The counterparty has the right to require
TECO Holdings to provide replacement credit
support either in the form of a substitute guarantee from
an affiliate with an investment grade credit
rating
or a letter of credit or cash deposit of $ 27
million USD.
TECO Holdings issued a guarantee in connection with
SeaCoast’s performance obligations under a firm
service agreement, which expires December 31, 2055,
subject to two extension terms at the option of the
counterparty with a final expiration date of December 31, 2071.
The guarantee is for a maximum potential
amount of $ 13
million USD if SeaCoast fails to pay or perform under the
firm service agreement. The
counterparty has the right to require TECO Holdings to provide replacement credit support in the form of
either a substitute guarantee from an affiliate
with an investment grade credit rating or a letter of credit
or
cash deposit of $ 13
million USD.
Emera has a guarantee of $ 66
million USD relating to outstanding notes of ECI. This
guarantee will
automatically terminate on the date upon which the obligations have been repaid in full.
Brunswick Pipeline, jointly and severally with Emera, have an indemnity agreement in support of a $
40
million surety bond issued in Brunswick Pipeline’s
favour to the CER. The purpose of the surety bond
is to
satisfy Brunswick Pipeline’s regulatory obligation
to have funds set aside for the future abandonment of
the pipeline.
NSPI has guarantees on behalf of its subsidiary,
NS Power Energy Marketing Incorporated, in the amount
of $ 94
million USD (2024 – $
104
million USD) with terms of varying lengths.
The Company has standby letters of credit and surety
bonds in the amount of $
271
million USD
(December 31, 2024 – $ 105
million USD) to third parties that have extended credit to
Emera and its
subsidiaries. These letters of credit and surety bonds typically have a one-year term and are renewed
annually, as required.
Emera, on behalf of NSPI, has a standby letter of credit to secure obligations under a supplementary
retirement plan. The expiry date of this letter of credit was extended to June 2026. The amount committed
as at December 31, 2025 was $ 70
million (December 31, 2024 – $
58
million).
Emera has provided an indemnity to a counterparty in
relation to certain future tax amounts that could
arise from specific future changes in Canadian federal
law, subject to certain conditions
and limitations.
No such changes in law have been proposed at this time.
A reasonable estimate of the potential amount
of future payments that could result from future claims
under this indemnity cannot be calculated, but the
risk of having to make any significant payments under
this indemnity is considered to be remote.
Collaborative Arrangements
For the years ended December 31, 2025 and 2024, the
Company has identified the following material
collaborative arrangements:
Through NSPI, the Company is a participant in three
wind energy projects in Nova Scotia. The
percentage ownership of the wind project assets is based on
the relative value of each party’s project
assets by the total project assets. NSPI has power
purchase arrangements to purchase the entire net
output of the projects and, therefore, NSPI’s portion
of the revenues are recorded net within regulated fuel
for generation and purchased power.
NSPI’s portion of operating expenses is recorded
in “OM&G” on the
Consolidated Statements of Income. In 2025, NSPI recognized
$
12
million net expense (2024 – $
12
million) in “Regulated fuel for generation and purchased
power” and $
3
million (2024 – $
3
million) in
“OM&G” on the Consolidated Statements of Income.